LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Recognized leased assets	$ 28,256
Current liabilities	2,236
Long-term liabilities	$ 31,077
Extend lease term	up to additional 10 years
Weighted average remaining lease term	16 years
Weighted average discount rate	5.60%
Lease expense	$ 5,166
Operating cash flows for operating leases	$ 5,326
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Weighted average remaining lease term	1 year
Weighted average discount rate	2.80%
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	10 years
Weighted average remaining lease term	20 years
Weighted average discount rate	6.60%